Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Capital Management Tables Abstract
Schedule of capital management
The Company manages the following as capital:

	2021	2020
Share capital	392,628	106,730
Deficit	(148,263)	(115,054)
Credit facilities	44,983	37,644
Debentures	41,375	43,442
Convertible debentures	—	8,751